RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Salaries, benefits, and consulting fees	$ 2,558	$ 1,203
Share-based payments	3,003	1,666
Total key management personnel compensation	$ 5,561	$ 2,869